Commitments and Contingencies - Additional Information (Details) $ in Millions	Dec. 31, 2021 USD ($) Home
Commitments and Contingencies Disclosure [Abstract]
Contract to purchase homes | Home	2,182
Aggregate purchase price	$ 658.8
Purchase obligation payable	1.2
Purchase obligation	$ 1.6